Commitments and Contingencies - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum lease payments
The following table summarizes future minimum lease payments as of June 30, 2013 (in thousands):

2013	$519
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$2,931

(1) The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.

The following table summarizes future minimum lease payments as of December 31, 2012 (in thousands):

2013	$947
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$3,360

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.